Spin-off Transactions	12 Months Ended
Dec. 31, 2018
Spin-off Transactions
Spin-off Transactions

26. Spin-off Transactions

In September and October 2017, the Group distributed 100% of its interests in its offline performance activities related business operated by certain PRC entities to its ultimate stockholders, which is accounted for as spin-off transactions. Upon the Distribution, the PRC entities operating the offline performance activities related business were deconsolidated from the Group’s consolidated financial statements. The net liabilities of the deconsolidated entities of RMB30.0 million was recorded as additional paid-in capital. The Distribution was recorded based on the carrying value of the related entities. No gain or loss was recorded by the Group.